Note Non-consolidated VIEs (Carrying amount and classification of assets related to the Corporation's VI in non-consolidated VIEs, PR Asset Portfolio 2013-1 International, LLC and PRLP 2011 Holdings, LLC and max exposure to loss) (Detail) - USD ($)
$ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	$ 5,794	$ 12,874
Liabilities	(7,994)	(10,501)
Net assets	(2,200)	2,373
Maximum exposure to loss	0	2,373
PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	6,469	7,199
Liabilities	(2,566)	(20)
Net assets	3,903	7,179
Maximum exposure to loss	3,903	7,179
Equity Method Investments | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	5,794	12,874
Equity Method Investments | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Assets	6,469	7,199
Deposits | PR Asset Portfolio 2013-1 International, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Liabilities	(7,994)	(10,501)
Deposits | PRLP 2011 Holding, LLC
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets and Liabilities, Net
Liabilities	$ (2,566)	$ (20)